INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 11, 2019 TO THE

PROSPECTUS DATED AUGUST 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Russell Top 200 Equal Weight ETF (EQWL)

Effective immediately, on page 3 of the Summary Prospectus and on page 190 of the Statutory Prospectus, the bar chart of the section titled “Performance – Annual Total Returns - Calendar Years” is deleted in its entirety and replaced with the following:

Please Retain This Supplement for Future Reference.

P-EQWL-PROSUP-7 061119